INCOME TAX	12 Months Ended
Dec. 31, 2022
INCOME TAX
INCOME TAX

NOTE 12. INCOME TAX

The income tax is recognized in each of the countries where the Bancolombia Group has operations, in accordance with the tax regulations in force in each of the jurisdictions.

12.1 Components recognized in the income statement:

	December 31,	December 31,	December 31,
	2022	2021	2020
In millions of Colombian pesos
Current tax(1)
Fiscal term	(2,644,173)	(1,321,400)	(673,603)
Prior fiscal terms(2)	39,137	71,932	4,723
Total current tax	(2,605,036)	(1,249,468)	(668,880)
Deferred tax
Fiscal term(3)	(80,663)	(530,926)	684,413
Adjustments for consolidation purposes	(62,722)	4,169	(8,947)
Total deferred tax	(143,385)	(526,757)	675,466
Total income tax(4)	(2,748,421)	(1,776,225)	6,586
(1)	The nominal income tax rate used in Colombia for the year 2022 is 35%, for the year 2021 it was 31%, and for the year 2020 it was 32%. The Colombian financial institutions of the Group liquidated some additional points in the income tax of 3% for the years 2022 and 2021, and 4% for the year 2020.
(2)	The variation is mainly generated by the recovery of uncertain tax positions, taking into account that the tax returns on which it was constituted became final in the course of 2021.
(3)	The variation corresponds mainly to the effect on the deferred tax rate due to the application of the tax reform Law 2277 of 2022.
(4)	See table 12.3 Reconciliation of the effective tax rate.

12.2 Legal regulatory changes

Principal changes introduced by the tax reform of 2022:

The Colombian Congress enacted Law 2277 of 2022 on 13th of December 2022, which became effective January 1, 2023. The most significant measures this norm are outlined below:

The Corporate Income Tax rate (CIT) continues at 35%; however, the surcharge applicable to financial entities from 2023 to 2027 increased by 5%.  This surcharge is applicable when the financial entities have a taxable income equal to, or higher than 120.000 tax units (UVT).

Certain non-taxable incomes, special deductions, exempt incomes, and tax credits will be limited to 3% of the taxpayer´s net income before deductions.

For the fiscal year 2023 onwards, Industry and Trade Tax (ITT) will not be creditable against the Corporate Income Tax. Therefore, ITT only will be eligible as a deduction.

A minimum effective tax rate of 15% was introduced for Colombian corporations. This rate must be calculated by dividing the due tax (with certain adjustments) over the book profits (with certain adjustments).

Profits derived from the sale of shares listed on the Colombian Stock Exchange will be treated as non-taxable income if: i) a single shareholder owns them, and ii) they are not more than 3% of the total outstanding shares listed by the entity in the taxable year.

The distribution of profits in shares will be taxable for CIT matters.

Payments falling into the following categories i) social club memberships, ii) personal payments to shareholders and their relatives, and iii) labor expenses of home support personnel, among others, will not be deductible for CIT purposes.

Donations to research, technological developments, and innovation will not be deductible.

Dividend tax rate increases as follows:

Dividend tax	Rate
Foreign entities	From 10% to 20%
Colombian corporations	From 7,5% to 10%

Capital gains tax increases from 10% to 15%.

A temporary reduction in penalties and interest of 60% will be applied upon the fulfillment of certain requirements

The tax determination will be made through electronic invoicing when the taxpayer has not filed their income tax returns.

Penalty for not sending information to the Tax Office is reduced to 7500 tax units (UVT).

In-kind payments made by an entity to third parties for the acquisition of goods or provision of services will be deemed as taxable income for the entity’s employees, their spouses, their relatives, and any other person with the title of the beneficiary of the payment.

Other Countries:

The income tax rate in the other countries where the Group has a presence amounts to 25% in Guatemala and Panama and 30% in El Salvador.

12.3   Reconciliation of the effective tax rate

The reconciliation between total income tax expenses calculated at the current nominal tax rate and the tax expense recognized in the income statement for the periods ended December 31, 2022, 2021 and 2020 is detailed below:

	December 31,	December 31,	December 31,
Reconciliation of the tax rate	2022	2021	2020
In millions of Colombian pesos
Accounting profit	9,744,786	5,984,012	308,773
Applicable tax with nominal rate(1)	(3,703,019)	(2,034,564)	(111,158)
Non-deductible expenses to determine taxable profit (loss)	(425,458)	(260,546)	(709,601)
Accounting and non-tax expense (income) to determine taxable profit (loss)	978,468	767,857	580,970
Differences in accounting bases(2)	(19,448)	(32,714)	(400,042)
Fiscal and non-accounting expense (income) to determine taxable profit (loss)	(470,063)	(285,191)	(270,326)
Ordinary activities income exempt from taxation	832,822	412,495	290,822
Ordinary activities income not constituting income or occasional tax gain	120,513	98,870	153,638
Tax deductions	374,233	226,064	112,746
Goodwill Depreciation	461	200,617	212,378
Tax depreciation surplus	162,111	140,384	156,998
Untaxed recoveries	(40,559)	(84,692)	(35,788)
Tax rate effect in other countries	(319,825)	(384,669)	(139,106)
Prior fiscal terms	39,137	71,932	4,723
Other effects of the tax rate by reconciliation between accounting profit and tax expense (income)(3)	(277,794)	(612,068)	160,332
Total income tax	(2,748,421)	(1,776,225)	6,586
(1)	The nominal income tax rate used in Colombia for the year 2022 is 35%, for the year 2021 it was 31%, and for the year 2020 it was 32%. The Colombian financial institutions of the Group liquidated some additional points in the income tax of 3% for the years 2022 and 2021, and 4% for the year 2020.
(2)	Difference between the technical accounting frameworks in force in Colombia and the full International Financial Reporting Standards (IFRS).
(3)	The variation corresponds mainly to the effect on the deferred tax due to the difference in rates in the application of the tax reform Law 2277 of 2022.

12.4 Components recognized in Other Comprehensive Income (OCI)

See Consolidated Statement of Comprehensive Income

December 31, 2022
In millions of Colombian pesos
	Amounts before taxes	Deferred tax	Net taxes
Remeasurement income related to defined benefit liability	69,249	(25,090)	44,159
Unrealized gain Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)	33,354	(1,282)	32,072
Gains due to asset revaluation	-	(71)	(71)
Unrealized loss Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	(172,385)	7,843	(164,542)
Loss on net investment hedge in foreign operations	(1,833,087)	746,232	(1,086,855)
Exchange differences arising on translating the foreign operations.	4,064,795	-	4,064,795

December 31, 2022
In millions of Colombian pesos
	Amounts before taxes	Deferred tax	Net taxes
Unrealized loss on investments in associates and joint ventures using equity method	(1,929)	(1,221)	(3,150)
Net	2,159,997	726,411	2,886,408

See Consolidated Statement of Comprehensive Income

December 31, 2021
In millions of Colombian pesos
	Amounts before taxes	Deferred tax	Net taxes
Remeasurement income related to defined benefit liability	7,444	(1,791)	5,653
Unrealized loss Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)(1)	3,994	48,153	52,147
Gains due to asset revaluation	-	(142)	(142)
Unrealized gain Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	(61,052)	9,527	(51,525)
Loss on net investment hedge in foreign operations	(1,207,052)	493,346	(713,706)
Exchange differences arising on translating the foreign operations.	2,513,742	-	2,513,742
Unrealized gains on investments in associates and joint ventures using equity method	2,913	(982)	1,931
Net	1,259,989	548,111	1,808,100
(1)	Includes income tax to partial payments of asset-backed securities transferred to retained earnings and reclassification of income tax on investments in associates that were transferred from retained earnings to OCI.

See Consolidated Statement of Comprehensive Income

December 31, 2020
In millions of Colombian pesos
	Amounts before taxes	Deferred tax	Net taxes
Remeasurement expense related to defined benefit liability	8,556	(4,940)	3,616
Unrealized gain Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)(1)	(132,593)	37,736	(94,857)
Gains due to asset revaluation	3,561	(1,211)	2,350
Unrealized gain Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	53,311	(5,612)	47,699
Loss on net investment hedge in foreign operations	(341,792)	39,443	(302,349)
Exchange differences arising on translating the foreign operations.	339,475	-	339,475
Unrealized gains on investments in associates and joint ventures using equity method	5,020	(89)	4,931
Net	(64,462)	65,327	865
(1)	The tax related to financial instruments is segregated between equity instruments and debt instruments, in order to improve the presentation.

12.5       Deferred tax

In accordance with its financial projections, the companies from the Bancolombia Group's expects in the future to generate enough liquid income to offset the items recorded as deductible deferred tax. These estimates start from the financial projections that were prepared considering information from the Bancolombia Group's economic research records, the expected economic environment for the next five years. The main indicators on which the models are based are GDP growth, loans growth and interest rates. In addition to these elements, the long-term Group's strategy is taken into account.

		Effect on				Adjustments for
	December 31,	Income	Effect on	Tax Made(1)	Foreign	consolidation	December 31,
	2021	Statement	OCI		Exchange	purposes(2)	2022
In millions of Colombian pesos
Asset Deferred Tax:
Property and equipment	3,158	7,398	-	-	515	-	11,071
Employee Benefits	283,283	(50,246)	(25,090)	-	10,316	-	218,263
Deterioration assessment	614,606	(69,129)	-	-	120,453	(63,641)	602,289
Investments evaluation	5,383	9,810	250	-	(9,852)	-	5,591
Derivatives Valuation	-	8,457	-	-	-	-	8,457
Tax credits settlement	29,664	(11,478)	-	-	-	-	18,186
Financial Obligations	240,102	423,406	-	-	(413)	-	663,095
Net investment coverage in operations abroad	1,009,944	68,902	746,232	(295,004)	-	-	1,530,074
Other deductions	91,782	(35,096)	-	-	35,569	-	410,477
implementation adjustment	410,004	319,297	-	-	35,372	-	446,451
Total Asset Deferred Tax	2,687,926	671,321	721,392	(295,004)	191,960	(63,641)	3,913,954
Liability Deferred Tax:
Property and equipment	(317,590)	13,718	(71)	-	(6,619)	(283)	(310,845)
Deterioration assessment	(14,651)	(547,038)	-	-	(12,266)	24,520	(549,435)
Participatory titles evaluation	(39,304)	(110,471)	6,311	-	12,971	(23,601)	(154,094)
Derivatives evaluation	(154,463)	133,997	-	-	-	-	(20,466)
Lease restatement	(250,862)	(8,092)	-	-	-	-	(258,954)
Investments in associates. Adjustment for equity method	(172,736)	(55,102)	(1,221)	-	(12,689)	-	(241,748)
Financial Obligations	-	(1,248)	-	-	-	-	(1,248)
Goodwill	(1,569,995)	(5,949)	-	-	(575)	-	(1,576,519)
Properties received in payment	(165,554)	5,963	-	-	(3,090)	-	(162,681)
Other deductions	(263,241)	11,739	-	-	(2,023)	-	(25)
implementation adjustment	(9,741)	(189,501)	-	-	(53,964)	-	(506,706)
Total Liability Deferred Tax	(2,958,137)	(751,984)	5,019	-	(78,255)	636	(3,782,721)
Net Deferred Tax	(270,211)	(80,663)	726,411	(295,004)	113,705	(63,005)	131,233
(1)	Current tax that arose from the exchange difference due to the liquidation of the bonds that was associated as a hedging instrument.
(2)	Includes initial balance of deferred property and equipment tax for COP (283) due to business combination. See Note 7.1 Business Combination.

12.6    Amount of temporary differences in subsidiaries, branches, associates over which deferred tax was not recognized is

In accordance with IAS 12, no deferred tax credit was recorded, because management can control the future moment in which such differences are reversed and this is not expected to occur in the foreseeable future.

	December 31, 2022	December 31, 2021
In millions of Colombian pesos
Temporary differences
Local Subsidiaries	(1,966,594)	(1,800,928)
Foreign Subsidiaries	(22,854,744)	(17,966,532)

12.7        Tax credits

For the 2022 period, a deferred tax asset was recognized since the Group companies will have future taxable profits in which they can charge this temporary difference.

The following is the detail of the fiscal losses and presumptive income excesses over net income in the Group's entities, which have not been used, as of December 31, 2022.

		Deferred tax
Company	Base	recognized asset
In millions of Colombian pesos
Renting Colombia	55,106	18,186
Total	55,106	18,186

12.8       Dividends

12.8.1   Dividend Payment

If the parent company or any of its subsidiaries were to distribute dividends, they would be subject to the tax regulations of each of the countries in which they are decreed and distributed. In the case of Colombian companies, dividends will be subject to the application of Articles 48 and 49 of the Tax Statute and consequently will be subject to withholding at source at the established rates, in accordance with the tax characteristics of each shareholder.

12.8.2   Dividends received from Subsidiary Companies

Considering the historical tax status of the dividends received by the Bank from its affiliates and national subsidiaries, it is expected that in the future dividends will be received on the basis of non-income tax.  They will not be subject to withholding tax, taking into account that the Bank, its affiliates and national subsidiaries belong to the same business group.

12.9     Tax contingent liabilities and assets

In the determination of the effective current and deferred taxes subject to review by the tax authority, the relevant regulations have been applied in accordance with the interpretations made by the Group Bancolombia.

In Colombia due to the complexity of the tax system, ongoing amendments to the tax regulations, accounting changes with implications on tax bases and in general the legal instability of the country, the tax authority may at any time have different criteria than that of the Bancolombia Group. Consequently, a dispute or inspection by the tax authority on a tax treatment may affect the Group Bancolombia accounting of assets or liabilities for deferred or current taxes, in accordance with the requirements of IAS 12. However, based on the criteria established in the interpretation of IFRIC 23, the Bancolombia Group did not recognize uncertain tax positions in its financial statements.